Shareholder Report, Line Graph (Details) 1014071_Putnam BDC Income ETF_Single Class_TSR Annual {Single Class} - USD ($)									12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Sep. 29, 2022	Apr. 30, 2026
Putnam BDC Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Putnam BDC Income ETF (NAV)
Accumulated Value	$ 16,678	$ 16,291	$ 16,378	$ 15,925	$ 13,191	$ 11,871	$ 11,104	$ 10,000	$ 16,311
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Accumulated Value	19,531	15,818	16,166	14,199	11,727	11,610	10,820	10,000	$ 20,724
S&P BDC Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P BDC Index
Accumulated Value	$ 15,569	$ 15,615	$ 15,779	$ 15,339	$ 12,826	$ 11,841	$ 11,127	$ 10,000	$ 15,324